ING INVESTORS TRUST

ING Large Cap Growth Portfolio

(formerly, ING Wells Fargo Omega Growth Portfolio)

(“Portfolio”)

Supplement dated November 8, 2010

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus, Institutional Class (“Class I”) Prospectus,

Service Class (“Class S”) Prospectus and Service 2 Class (“Class S2”) Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated April 30, 2010

On November 2, 2010, the Portfolio’s shareholders approved a new investment advisory agreement for the Portfolio with Directed Services LLC, the Portfolio’s investment adviser, to reflect the unbundling of the unified fee structure into its advisory, administrative, and “other” expense components and a new sub-advisory agreement with ING Investment Management Co. Effective November 2, 2010, the Portfolio’s Prospectuses are revised as follows:

1.	The last sentence of the first paragraph in the section entitled “Fees and Expenses of the Portfolio” in the summary section of the Portfolio’s Prospectuses is hereby deleted in its entirety.

2.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		ADV
Management Fee	%	0.55
Distribution and/or Shareholder Service (12b-1) Fees	%	0.75
Administrative Services Fee	%	0.10
Other Expenses	%	0.06
Total Annual Portfolio Operating Expenses	%	1.46
Waivers and Reimbursements [2]	%	(0.26)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.20
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]

The adviser is contractually obligated to limit expenses to 1.20% for Class ADV shares through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.

3.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		I
Management Fee	%	0.55
Distribution and/or Shareholder Service (12b-1) Fees	%	—
Administrative Services Fee	%	0.10
Other Expenses	%	0.06
Total Annual Portfolio Operating Expenses	%	0.71
Waivers and Reimbursements [2]	%	(0.11)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.60
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]

The adviser is contractually obligated to limit expenses to 0.60% for Class I shares through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

4.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		S
Management Fee	%	0.55
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25
Administrative Services Fee	%	0.10
Other Expenses	%	0.06
Total Annual Portfolio Operating Expenses	%	0.96
Waivers and Reimbursements [2]	%	(0.11)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	0.85
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]

The adviser is contractually obligated to limit expenses to 0.85% for Class S shares through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

2

5.

The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses1

Expenses you pay each year as a % of the value of your investment

Class		S2
Management Fee	%	0.55
Distribution and/or Shareholder Service (12b-1) Fees	%	0.50
Administrative Services Fee	%	0.10
Other Expenses	%	0.06
Total Annual Portfolio Operating Expenses	%	1.21
Waivers and Reimbursements [2]	%	(0.21)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	%	1.00
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]

The adviser is contractually obligated to limit expenses to 1.00% for Class S2 shares through May 1, 2012; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.

  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

ING INVESTORS TRUST

ING Large Cap Growth Portfolio

(formerly, ING Wells Fargo Omega Growth Portfolio)

(“Portfolio”)

Supplement dated November 8, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”),

Service Class (“Class S”) and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”) dated April 30, 2010

On November 2, 2010, the Portfolio’s shareholders approved a new investment advisory agreement for the Portfolio with Directed Services LLC, the Portfolio’s investment adviser, to reflect the unbundling of the unified fee structure into its advisory, administrative, and “other” expense components and a new sub-advisory agreement with ING Investment Management Co. Effective November 2, 2010, the Portfolio’s SAI is revised as follows:

1.

The table in the section entitled “Advisory Fees” beginning on page 127 of the Portfolio’s SAI is hereby amended to delete and replace the information with respect to Wells Fargo Omega Growth with the following:

Portfolio	Annual Advisory Fees
Large Cap Growth	0.55% on all assets.

2.	The table in the section entitled “Sub-Advisory Fees” beginning on page 130 of the Portfolio’s SAI is hereby amended to add the following with respect to ING Investment Management Co.:

Sub-Adviser	Portfolio	Sub-Advisory Fee
ING Investment Management Co.	Large Cap Growth	0.2475% on all assets.

3.	The table in the section entitled “Expense Limitation Agreements” found on page 201 of the Portfolio’s SAI is hereby amended to add the following:

Portfolio	Class ADV	Class I	Class S	Class S2
Large Cap Growth	1.20%	0.60%	0.85%	1.00%

4.

The first sentence of the third paragraph following the table in the section entitled “Expense Limitation Agreements” found on page 201 of the Portfolio’s SAI is hereby deleted in its entirety and replaced with the following:

The expense limitation agreement provides that the expense limitations shall continue until May 1, 2011 for each Portfolio, with the exception of Large Cap Growth Portfolio, for which the expense limitations shall continue until May 1, 2012.

5.	The first sentence of the first paragraph of the section entitled “Administrator” found on page 202 of the Portfolio’s SAI is hereby deleted and replaced with the following:

ING Funds Services, LLC (“Administrator”), an affiliate of the Advisers, serves as Administrator for BlackRock Inflation Protected Bond Portfolio, Clarion Global Real Estate Portfolio, Franklin Income Portfolio, Large Cap Growth Portfolio, Goldman Sachs Commodity Strategy Portfolio, Marsico International Opportunities Portfolio, MFS Utilities Portfolio, Morgan Stanley Global Tactical Asset Allocation Portfolio, Pioneer Equity Income Portfolio, and Wells Fargo Small Cap Disciplined Portfolio (“Administrator Portfolios”), pursuant to the administration agreement with the Trust (“Administrative Services Agreement”).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2